Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004003
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Investor Class
Trading Symbol	PRITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 13,878,403,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,878,403
Number of Portfolio Holdings	124

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.7%
Industrials & Business Services	20.6
Financials	12.4
Consumer Discretionary	11.7
Health Care	9.3
Communication Services	5.1
Consumer Staples	4.6
Materials	3.5
Energy	1.9
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	10.7%
Samsung Electronics	3.9
ASML Holding	3.8
AstraZeneca	2.1
Renesas Electronics	1.7
Prosus	1.7
Siemens Energy	1.7
Canadian National Railway	1.6
Unilever	1.6
Airbus	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004004
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Advisor Class
Trading Symbol	PAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 13,878,403,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,878,403
Number of Portfolio Holdings	124

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.7%
Industrials & Business Services	20.6
Financials	12.4
Consumer Discretionary	11.7
Health Care	9.3
Communication Services	5.1
Consumer Staples	4.6
Materials	3.5
Energy	1.9
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	10.7%
Samsung Electronics	3.9
ASML Holding	3.8
AstraZeneca	2.1
Renesas Electronics	1.7
Prosus	1.7
Siemens Energy	1.7
Canadian National Railway	1.6
Unilever	1.6
Airbus	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004005
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	R Class
Trading Symbol	RRITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 13,878,403,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,878,403
Number of Portfolio Holdings	124

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.7%
Industrials & Business Services	20.6
Financials	12.4
Consumer Discretionary	11.7
Health Care	9.3
Communication Services	5.1
Consumer Staples	4.6
Materials	3.5
Energy	1.9
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	10.7%
Samsung Electronics	3.9
ASML Holding	3.8
AstraZeneca	2.1
Renesas Electronics	1.7
Prosus	1.7
Siemens Energy	1.7
Canadian National Railway	1.6
Unilever	1.6
Airbus	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159125
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	I Class
Trading Symbol	PRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 13,878,403,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,878,403
Number of Portfolio Holdings	124

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.7%
Industrials & Business Services	20.6
Financials	12.4
Consumer Discretionary	11.7
Health Care	9.3
Communication Services	5.1
Consumer Staples	4.6
Materials	3.5
Energy	1.9
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	10.7%
Samsung Electronics	3.9
ASML Holding	3.8
AstraZeneca	2.1
Renesas Electronics	1.7
Prosus	1.7
Siemens Energy	1.7
Canadian National Railway	1.6
Unilever	1.6
Airbus	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219334
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Z Class
Trading Symbol	TRNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 13,878,403,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,878,403
Number of Portfolio Holdings	124

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.7%
Industrials & Business Services	20.6
Financials	12.4
Consumer Discretionary	11.7
Health Care	9.3
Communication Services	5.1
Consumer Staples	4.6
Materials	3.5
Energy	1.9
Other	3.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	10.7%
Samsung Electronics	3.9
ASML Holding	3.8
AstraZeneca	2.1
Renesas Electronics	1.7
Prosus	1.7
Siemens Energy	1.7
Canadian National Railway	1.6
Unilever	1.6
Airbus	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless